EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
EQUITY
Schedule of reconciliations of common and preferred outstanding shares

	2017		2016		2015
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	571,929,945	1,137,018,570	571,929,945	1,114,744,538	571,929,945	1,132,613,562
Acquisition of Treasury shares	—	—	—	(10,000,000)	—	(19,923,200)
Exercise of stock options	—	308,614	—	2,274,032	—	2,054,176
Transfer of shares	—	—	—	30,000,000	—	—

Balance at the end of the year	571,929,945	1,137,327,184	571,929,945	1,137,018,570	571,929,945	1,114,744,538

Schedule of ownership of shares

	Shareholders
	2017
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	95,471,131	8.3	653,370,032	38.0
Brazilian institutional investors	254,785	0.0	155,227,424	13.5	155,482,209	9.0
Foreign institutional investors	7,254,556	1.3	708,109,387	61.8	715,363,943	41.6
Other shareholders	6,521,703	1.1	178,519,242	15.6	185,040,945	10.8
Treasury stock	1,697,538	0.3	8,704,061	0.8	10,401,599	0.6

	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2016
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	449,712,654	78.4	202,806,626	17.7	652,519,280	37.9
Brazilian institutional investors	41,883,032	7.3	92,721,295	8.1	134,604,327	7.8
Foreign institutional investors	11,122,498	1.9	705,652,715	61.5	716,775,213	41.8
Other shareholders	69,211,761	12.1	135,837,934	11.9	205,049,695	11.9
Treasury stock	1,697,538	0.3	9,012,675	0.8	10,710,213	0.6

	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2015
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	449,712,654	78.4	252,841,484	22.1	702,554,138	40.9
Brazilian institutional investors	49,834,446	8.7	73,686,224	6.4	123,530,670	7.2
Foreign institutional investors	13,881,226	2.4	632,717,431	55.2	646,598,657	37.6
Other shareholders	58,501,619	10.2	155,489,399	13.6	213,991,018	12.4
Treasury stock	1,697,538	0.3	31,286,707	2.7	32,984,245	1.9

	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

* Metalurgica Gerdau S.A. is the controlling shareholder and Stichting Gerdau Johanpeter is the ultimate controlling shareholder of the Company.

Schedule of changes in treasury stocks

	2017
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	9,012,675	98,189
Exercise of stock options	—	—	(308,614)	(22,661)

Closing balance	1,697,538	557	8,704,061	75,528

	2016
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	31,286,707	382,806
Repurchases	—	—	10,000,000	95,343
Exercise of stock options	—	—	(2,274,032)	(10,461)
Transfer of shares	—	—	(30,000,000)	(369,499)

Closing balance	1,697,538	557	9,012,675	98,189

	2015
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	13,417,683	232,585
Repurchases	—	—	19,923,200	186,033
Exercise of stock options	—	—	(2,054,176)	(35,812)

Closing balance	1,697,538	557	31,286,707	382,806

Schedule of effects of interest changes in subsidiaries

	December 31, 2017
	Attributed to parent company’s interest	Non-controlling interests	Total
(ii) Other changes	—	(21,698)	(21,698)

Effects of interest changes in subsidiaries	—	(21,698)	(21,698)

	December 31, 2016
	Attributed to parent company’s interest	Non-controlling interests	Total
(ii) Other changes	—	(6,405)	(6,405)

Effects of interest changes in subsidiaries	—	(6,405)	(6,405)

	December 31, 2015
	Attributed to parent company’s interest	Non-controlling interests	Total
(i) Acquisition of non-controlling interests	—	(837,437)	(837,437)
(ii) Other changes	—	12,726	12,726

Effects of interest changes in subsidiaries	—	(824,711)	(824,711)

(i) Acquisition of non-controlling interests in some Brazilian subsidiaries; (ii) Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

Schedule of dividend amounts considered as distributed using the balance of the Investments and Working Capital Reserve
	2017	2016	2015
Net loss	(359,360)	(2,890,811)	(4,551,438)

Absorption of net loss by investments and working capital reserve	359,360	2,890,811	4,551,438

Schedule of dividends and interest on capital

			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2017	2016	2015
1st quarter	Interest	—	—	—	—	—	—	101,200
2nd quarter	Dividends	0.02	1,709,205	8/21/2017	9/1/2017	34,184	51,225	—
2nd quarter	Interest	—	—	—	—	—	—	84,318
3rd quarter	Interest	—	—	—	—	—	—	—
3rd quarter	Dividends	0.03	1,709,267	11/21/2017	12/1/2017	51,278	34,152	67,458
4th quarter	Dividends	—	—	—	—	—	—	—

Interest and Dividends						85,462	85,377	252,976

Credit per share (R$)						0.05	0.05	0.15